December 9, 1998
                   DELAWARE GROUP ADVISER FUNDS, INC.

                            U.S.GROWTH FUND
                          OVERSEAS EQUITY FUND
                            NEW PACIFIC FUND

           CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES

            SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 1998

 The following revises information in the footnotes to the Annual Operating Expenses table on page 5 of the Prospectus:

    Beginning May 1, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual Management Fees payable by each Fund and to pay a Fund for its expenses to the extent necessary to ensure that the total operating expenses of the Fund do not exceed on an annualized basis 1.50% for U.S. Growth Fund, 1.55% for Overseas Equity Fund and 1.70% for New Pacific Fund, in each case as a percentage of average net assets (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) through October 31, 1998. These voluntary waivers and payments of expenses have been extended through April 30, 1999 for Overseas Equity Fund and New Pacific Fund but have not been extended for U.S. Growth Fund.



                         December 9, 1998
                DELAWARE GROUP ADVISER FUNDS, INC.

                           U.S.GROWTH FUND
                          OVERSEAS EQUITY FUND
                            NEW PACIFIC FUND

                          INSTITUTIONAL CLASS

              SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 28, 1998

 The following revises information in the footnotes to the Annual Operating Expenses table on page 4 of the Prospectus:

    Beginning May 1, 1998, the Manager elected voluntarily to waive that portion, if any, of the annual Management Fees payable by each Fund and to pay a Fund for its expenses to the extent necessary to ensure that the total operating expenses of the Fund do not exceed on an annualized basis 1.50% for U.S. Growth Fund, 1.55% for Overseas Equity Fund and 1.70% for New Pacific Fund, in each case as a percentage of average net assets (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) through October 31, 1998. These voluntary waivers and payments of expenses have been extended through April 30, 1999 for Overseas Equity Fund and New Pacific Fund but have not been extended for U.S. Growth Fund.